Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	UNIFIED SERIES TRUST
Entity Central Index Key	0001199046
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000250334
Shareholder Report [Line Items]
Fund Name	Efficient Enhanced Multi-Asset Fund
Class Name	Class I
Trading Symbol	EFFIX
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$103	1.95%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.95%
AssetsNet	$ 77,777,922
Holdings Count | Holding	1,969
Advisory Fees Paid, Amount	$ 377,623
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$77,777,922
Number of Portfolio Holdings	1,969
Advisory Fee (net of waivers)	$377,623
Portfolio Turnover	34%

Holdings [Text Block]

Category of Investment Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	22.4%
Agency	4.7%
Money Market	26.6%
U.S. Treasury Obligations	46.3%